Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

			Premiums
			related to	Number of
Date	Nature of the transactions	Share capital	share capital	shares	Nominal value
	Balance as of 31 December 2020	386,302	139,667,602	38,630,261	0.01
June 28, 2021	Capital increase by issuance of ordinary shares – Vesting of AGAs by Company employees (AGA 2019-1)	291	—	29,100	0.01
September 27, 2021	Capital increase by issuance of ordinary shares – (ATM)	20,833	25,556,803	2,083,334	0.01
January 10, 2021	Capital increase by issuance of ordinary shares – (ATM)	1,309	1,615,584	130,856	0.01
January 10, 2021	Transaction costs related to ATM	—	(1,768,424)	—	0.01
	Balance as of 31 December 2021	408,735	165,071,565	40,873,551	0.01
June 15, 2022	Capital increase by issue of ordinary shares – (ATM3)	12,606	9,353,504	1,260,618	0.01
June 15, 2022	Transaction costs related to ATM	—	(539,404)	—	—
	Balance as of 31 December 2022	421,341	173,885,665	42,134,169	0.01
August 30, 2023	August 2023 Share Issuance	96,186	30,491,082	9,618,638	0.01
August 30, 2023	Transaction costs related to the capital increase	—	(2,510,855)	—	—
December 8, 2023	Vesting of bonus shares	3,630	(3,630)	363,000	0.01
Balance as of December 31, 2023		521,158	201,862,263	52,115,807	0.01

BSPCE and BSA Share Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE - Plan 2013	12/13/2013	0.59	8,800	—	—	(8,800)	—	—
BSPCE - Plan 2021	04/16/2021	11.74	480,000	—	—	(50,000)	430,000	430,000
TOTAL BSPCE share warrants			488,800	—	—	(58,800)	430,000	430,000
BSA - Plan 2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	11.74	16,000	—	—	(1,667)	14,333	—
BSA 2023	05/25/2023	2.51	—	10,000	—	—	10,000	—
BSA 2023 - 2	12/15/2023	3.91	—	20,000	—	—	20,000	—
TOTAL BSA share warrants			318,000	30,000	—	(1,667)	346,333	302,000
Total share warrants			806,800	30,000	—	(60,467)	776,333	732,000

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2022	Issued	Exercised	Forfeited	2022	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	600,000	—	—	(120,000)	480,000	—
Total BSPCE			608,800	—	—	(120,000)	488,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	24,000
BSA - Plan 2021-1	April 16, 2021	11.74	20,000	—	—	(4,000)	16,000	—
Total BSA			322,000	—	—	(4,000)	318,000	290,000
Total			930,800	—	—	(124,000)	806,800	298,800

		Exercise	Outstanding				Outstanding	Number of
		price	at January 1,				at December 31,	shares
Type	Grant date	(in euros)	2021	Issued	Exercised	Forfeited	2021	exercisable
BSPCE — 2013 plan	Dec. 13, 2013	0.59	8,800	—	—	—	8,800	8,800
BSPCE Plan 2021	April 16, 2021	11.74	—	600,000	—	—	600,000	—
Total BSPCE			8,800	600,000	—	—	608,800	8,800
BSA — 2017 plan	May 29, 2017	6.67	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	Dec. 14, 2018	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	June 28, 2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 Bis	March 9, 2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 Ter	March 9, 2020	3.68	36,000	—	—	—	36,000	12,000
BSA - Plan 2021-1	April 16, 2021	11.74	—	50,000	—	(30,000)	20,000	—
Total BSA			302,000	50,000	—	(30,000)	322,000	278,000
Total			310,800	650,000	—	(30,000)	930,800	286,800

BSPCE Share Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	BSPCE 2013-1	BSPCE 2021
Decision of issuance by the Board of Directors	12/13/2013	04/16/2021
Grant date	12/13/2013	04/16/2021
Beneficiary	3 employees	Executive Directors (Frederic Cren and Pierre Broqua)
Number of BSPCE granted	9,027	600,000
Expiration date	12/13/2023	03/31/2034
Number of shares per BSPCE	100	1
Subscription price (€)	58.50	0
Exercise price (€)	0.585	11.74
Performance condition	No	Partially(1)
Valuation method used	Black and Scholes	Monte Carlo
Fair value at grant date (€)	19	[5.4 – 5.7] (1)
Expected volatility	35%	64%
Average life (years)	5	5
Risk-free rate	1.13%	0.60%
Expected dividends	—	—
(1)	The fair value at grant date is different depending on whether the BSPCEs are subject to market performance conditions.

BSA Share warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		BSA		BSA
	BSA 2017	2018-1	BSA 2019	2019 Bis	BSA 2019 ter	BSA 2021	BSA 2023	BSA 2023-2
Decision of issuance by the Board of Directors	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Grant date	05/29/2017	12/14/2018	06/28/2019	03/09/2020	03/09/2020	04/16/2021	05/25/2023	12/15/2023
Beneficiary	Directors	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers	Service providers
Vesting period (year)	3 tranches: 1 year, 2 years and 3 years	between 1 and 3 years	1	1	between 1 and 3 years	3	2.9 years	2.3 years
Expiration date	05/29/2027	12/14/2028	06/28/2029	03/09/2030	03/09/2030	03/31/2034	03/31/2036	03/31/2036
Number of BSA granted	195,000	126,000	10,000	10,000	36,000	50,000	10,000	20,000
Number of shares per BSA	1	1	1	1	1	1	1	1
Subscription premium price per share (€)	0.534	0.48	0.18	0.29	0.29	2.45	0.20	0.31
Exercise price per share (€)	6.675	6.067	2.20	3.68	3.68	11.74	2.51	3.91
Performance condition	No	No	No	No	No	Yes	No	No
Valuation method	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Black and Scholes	Monte Carlo	Black and Scholes	Black and Scholes
Fair value per BSA at grant date (€)	2.47	1.98	0.48	0.90	0.90	[3.0 – 3.2] (1)	1.89	2.67
Expected volatility	40%	40%	40%	40%	40%	64%	65%	62%
Average life (years)	6	6	5.5	6	6	5	6.5	6.2
Risk free rate	0.22%	0.30%	0.33%	0.0%	0.0%	0.60%	2.96%	2.65%
Expected dividends	—	—	—	—	—	—	—	—
(1)	The fair value at grant date is different depending on whether the BSAs are subject to market performance conditions.

AGA Bonus Share Award Plans Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

	AGA 2021	AGA 2021-bis	AGA 2022	AGA 2023	AGA 2023-2
Decision of issuance by the Board of Directors	04/16/2021	12/08/2021	12/08/2022	05/25/2023	12/15/2023
Grant date	04/16/2021	12/08/2021	12/08/2022	05/25/2023	12/15/2023
Beneficiary	Employees	Employees	Employees	Executive Director (Pierre Broqua)	Employees
Vesting period (year)	3	3	1	4	1
Holding period (year)	—	—	1	4	1
Service condition	Yes	Yes	Yes	Yes	Yes
Performance condition	Partially (1)	Partially (1)	No	No	No
Number of AGA granted	466,000	123,000	373,000	300,000	760,000
Number of shares per AGA	1	1	1	1	1
Valuation method used	Dual (1)	Dual (1)	Dual(1)	Dual(1)	Dual(1)
Fair value per AGA at grant date	[9.8 – 11.3] (1)	[11.4 – 12.2] (1)	4.18	2.60	3.9
Expected volatility	64%	64%	N/A	N/A	N/A
Average life (years)	3	2.3	N/A	N/A	N/A
Risk-free rate	0.60%	0.60%	N/A	N/A	N/A
Expected dividends	—	—	–	–	–
Stock price reference	N/A	N/A	N/A	N/A	N/A
Non-transferable discount	N/A	N/A	N/A	N/A	N/A
(1)	AGA 2021-1 and AGA 2021-bis plans are partially composed of AGAs subject to a market performance condition. AGAs 2022, AGAs 2023-1 and AGAs 2023-2 are not subject to a market performance condition. Accordingly, AGAs not subject to performance conditions are valued on the basis of the share price less future dividends, discounted at the risk-free rate. AGAs subject to performance conditions are valued using the same method, adjusted by a discount applied to reflect the performance condition. This discount is determined using the “Monte Carlo” analysis. The fair value at the grant date is different depending on whether the AGAs are subject to market performance conditions.

Bonus Share Award Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movements in BSPCE and BSA share warrants and Bonus shares

		Stock price	Outstanding				Outstanding
		at grant date	at Jan 1,			Forfeited /	at December 31,
Type	Grant Date	(in euros)	2023	Granted	Vested	Lapsed	2023
AGA - Plan 2021 - 1	04/16/2021	11.30	340,800	—	—	(43,201)	297,599
AGA - Plan 2021 - bis	12/08/2021	12.20	76,800	—	—	(11,585)	65,215
AGA 2022	12/08/2022	4.18	373,000	—	(363,000)	(10,000)	—
AGA 2023-1	05/25/2023	2.60	—	300,000	—	—	300,000
AGA 2023-2	12/15/2023	3.90	—	760,000	—	(12,000)	748,000
TOTAL free shares			790,600	1,060,000	(363,000)	(76,786)	1,410,814

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at January			Forfeited/	December 31,
Type	Grant date	(in euros)	1 , 2022	Issued	Vested	Lapsed	2022
AGA —2021‑1 plan	04/16/21	11.30	448,000	—	—	(107,200)	340,800
AGA —2021‑bis plan	12/08/21	12.20	123,000	—	—	(46,200)	76,800
AGA —2022 plan	12/08/22	4.18	—	373,000	—	—	373,000
Total AGA			571,000	373,000	—	(153,400)	790,600

		Stock price					Outstanding
		at grant	Outstanding				at
		date	at January 1,			Forfeited /	December 31,
Type	Grant date	(in euros)	2021	Issued	Vested	Lapsed	2021
AGA — 2019-1 plan	08/28/19	2.00	29,100	—	(29,100)	—	—
AGA — 2021-1 plan	04/16/21	11.30	—	466,000	—	(18,000)	448,000
AGA —2021-bis plan	12/08/21	12.20	—	123,000	—	—	123,000
Total AGA			29,100	589,000	(29,100)	(18,000)	571,000

		Reference	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited /	at December 31,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
PAGUP 2023	05/25/2023	2.60	—	300,000	—	—	300,000	—
TOTAL PAGUP			—	300,000	—	—	300,000	—